DEBT - Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2025	$ 49,029
2026	323,103
2027	27,633
2028	455,444
2029	12,819
Thereafter	25,100
Long-term debt	$ 893,128